UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-3333

Exact Name of Registrant as Specified in Charter:  USAA TAX EXEMPT FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA TAX EXEMPT FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA NEW YORK MONEY MARKET FUND - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2005

 [LOGO OF USAA]
    USAA(R)

                                  USAA NEW YORK
                                        MONEY MARKET Fund

                                    [GRAPHIC OF USAA NEW YORK MONEY MARKET FUND]

                      3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    DECEMBER 31, 2005

                                                                      (Form N-Q)

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA NEW YORK MONEY MARKET FUND
DECEMBER 31, 2005 (UNAUDITED)

CATEGORIES AND DEFINITIONS
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         VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

         The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

              (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

              (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: ABN AMRO Bank N.V. or Wachovia Bank, N.A.

              (INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Financial Security Assurance Inc., Financial Guaranty Insurance Co., or MBIA Insurance Corp. The insurance does not guarantee the value of the security.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

              GO      General Obligation

              IDA     Industrial Development Authority/Agency

              MERLOT  Municipal Exempt Receipts - Liquidity Optional Tender

              MLO     Municipal Lease Obligation

              MTA     Metropolitan Transportation Authority

              PUTTER  Puttable Tax-Exempt Receipts

              RB      Revenue Bond

2

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA NEW YORK MONEY MARKET FUND
DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                              COUPON          FINAL      MARKET
   AMOUNT    SECURITY                                                                    RATE       MATURITY       VALUE
------------------------------------------------------------------------------------------------------------------------
             VARIABLE-RATE DEMAND NOTES (89.5%)

             NEW YORK (84.3%)
             Chautauqua County IDA RB,
   $2,510       Series 2000A (LOC - PNC Bank, N.A.)                                      3.55%     8/01/2030     $ 2,510
    5,000       Series 2001A (LOC - PNC Bank, N.A.)                                      3.55     12/01/2031       5,000
    2,780    Cohoes IDA RB, Series 2003 (LOC - Key Bank, N.A.)                           3.56      9/01/2033       2,780
    3,100    Dormitory Auth. RB, Series 2005 (LOC - JPMorgan Chase Bank, N.A.)           3.55      7/01/2029       3,100
             Dutchess County IDA RB,
    2,525       Series 1997 (LOC - Bank of New York)                                     3.55     10/01/2017       2,525
    3,725       Series 2000A (LOC - Key Bank, N.A.)                                      3.50      7/01/2031       3,725
    4,500    Housing Finance Agency RB, Series 2004A (LOC - Bank of New York)            3.56     11/01/2037       4,500
      395    Lancaster IDA RB, Series 2000 (LOC - Manufacturers & Traders Trust Co.)     3.43     11/01/2032         395
      500    Long Island Power Auth. RB, Series 3A (LOC - JPMorgan Chase Bank, N.A.,
                Landesbank Baden-Wurttemberg)                                            3.55      5/01/2033         500
    1,700    Monroe County IDA Civic Facility RB, Series 2004
                (LOC - Manufacturers & Traders Trust Co.)                                3.60     12/01/2034       1,700
    2,800    MTA Transit Facilities RB, Series 1999A, MERLOT,
                Series 2000F (LIQ)(INS)(a)                                               3.53      7/01/2029       2,800
    1,500    Nassau County IDA Civic Facility RB, Series 2005
                (LOC - Comerica Bank, N.A.)                                              3.55     12/01/2036       1,500
             New York City GO,
    4,000       Fiscal 2006 Series E (LOC - Bank of America N.A.)                        3.51      8/01/2034       4,000
    3,000       Fiscal 2006 Series G, PUTTER, Series 1230 (INS)(LIQ)(a)                  3.55      8/01/2013       3,000
    3,700    New York City Housing Development Corp. Multi-Family Mortgage RB,
                Series 2004A (LOC - HSBC Bank USA)                                       3.55      8/01/2036       3,700
             New York City IDA Civic Facility RB,
    1,250       Series 2001 (LOC - Manufacturers & Traders Trust Co.)                    3.60     12/01/2027       1,250
    2,000       Series 2002 (LOC - Allied Irish Banks plc)                               3.58      4/01/2032       2,000
    2,625       Series 2004 (LOC - Allied Irish Banks plc)                               3.55     12/01/2036       2,625
    1,565    New York City IDA Civic Facility RB (MLO), Series 2002
                (LOC - Allied Irish Banks plc)                                           3.55     12/01/2034       1,565
    4,000    Oneida County IDA RB, Series 2005 (LOC - Manufacturers & Traders Trust Co.) 3.56      6/01/2030       4,000
      980    Suffolk County IDA RB, Series 1992 (LOC - Citibank, N.A.)                   3.56     12/01/2012         980
    4,100    Syracuse IDA RB, Series 1998 (LOC - Manufacturers & Traders Trust Co.)      3.58      1/01/2023       4,100
    3,400    Triborough Bridge and Tunnel Auth. RB, Series 2002E, ABN AMRO MuniTops,
                Series 2002-31 (LIQ) (INS)(a)                                            3.54     11/15/2010       3,400
    2,500    Urban Development Corp. RB, Series C, MERLOT, Series 2000N (LIQ)(INS)(a)    3.53      1/01/2029       2,500
      555    Westchester County IDA RB, Series 1998 (LOC - JPMorgan Chase Bank, N.A.)    3.61     10/01/2028         555

             PUERTO RICO (5.2%)
    3,987    Industrial, Tourist, Educational, Medical and Environmental Control RB,
                Series 1998 (LOC - Banco Santander Puerto Rico)                          3.63     10/01/2021       3,987
                                                                                                                 -------
             Total variable-rate demand notes (cost: $68,697)                                                     68,697
                                                                                                                 -------
             PUT BONDS (3.1%)

             NEW YORK
    2,400    Environmental Quality 1986 GO, Series 1998G (LOC - WestLB AG)
                (cost: $2,400)                                                           2.95     11/30/2018       2,400
                                                                                                                 -------
             FIXED-RATE INSTRUMENTS (7.1%)

             NEW YORK
      785    Herkimer CSD GO, Series 2005 (INS)                                          3.00      6/15/2006         786
      415    Syracuse Public Improvement Refunding Bonds, Series 2005B (INS)             4.00      4/15/2006         417
      270    Thompson Public Improvement Serial Bonds, Series 2005 (INS)                 7.50      3/15/2006         272
    3,925    Tobacco Settlement Financing Corp. RB, Series 2003B-1                       5.00      6/01/2006       3,961
                                                                                                                 -------
             Total fixed-rate instruments (cost: $5,436)                                                           5,436
                                                                                                                 -------

             TOTAL INVESTMENTS (COST: $76,533)                                                                   $76,533
                                                                                                                 =======

 N O T E S
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           to Portfolio of INVESTMENTS

USAA NEW YORK MONEY MARKET FUND
DECEMBER 31, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this quarterly report pertains only to the USAA New York Money Market Fund (the Fund), which is classified as diversified under the 1940 Act.

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

            1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

            2. Securities for which valuations are not readily available or are considered unreliable are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value approved by the Company's Board of Directors.

         B. As of December 31, 2005, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $76,782,000 at December 31, 2005, and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

        (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Company's Board of Directors unless otherwise noted as illiquid.

4

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

                  DIRECTORS   Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

             ADMINISTRATOR,   USAA Investment Management Company
        INVESTMENT ADVISER,   P.O. Box 659453
               UNDERWRITER,   San Antonio, Texas 78265-9825
            AND DISTRIBUTOR

             TRANSFER AGENT   USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

                  CUSTODIAN   State Street Bank and Trust Company
             AND ACCOUNTING   P.O. Box 1713
                      AGENT   Boston, Massachusetts 02105

                INDEPENDENT   Ernst & Young LLP
          REGISTERED PUBLIC   100 West Houston St., Suite 1800
            ACCOUNTING FIRM   San Antonio, Texas 78205

                  TELEPHONE   Call toll free - Central time
           ASSISTANCE HOURS   Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

             FOR ADDITIONAL   (800) 531-8181
          INFORMATION ABOUT   For account servicing, exchanges,
               MUTUAL FUNDS   or redemptions (800) 531-8448

            RECORDED MUTUAL   24-hour service (from any phone)
          FUND PRICE QUOTES   (800) 531-8066

                MUTUAL FUND   (from touch-tone phones only)
             USAA TOUCHLINE   For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

            INTERNET ACCESS   USAA.COM

                                                        [LOGO OF RECYCLED PAPER]
                                                                        Recycled
                                                                           Paper

            [LOGO OF USAA]    WE KNOW WHAT IT MEANS TO SERVE.(R)
                 USAA         ----------------------------------
                                 INSURANCE o MEMBER SERVICES

48467-0206                                   (C)2006, USAA. All rights reserved.




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Tax Exempt Fund, Inc. (Fund) have concluded that the Company's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Company in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Fund' Board in approving the Funds' advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Company's internal controls or in other factors that could significantly affect the Company's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA TAX EXEMPT FUND, INC.

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    FEBRUARY 23, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    FEBRUARY 28, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    FEBRUARY 27, 2006
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.